Finance income, finance costs and changes in the fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Finance Income	Finance income

	Six months ended June 30, 2023 £’000	Six months ended June 30, 2022 £’000

Interest income on short-term deposits	468	173
Modification of convertible loan notes	82	—

Total	550	173

Summary of Finance Costs
Finance costs

	Six months ended June 30, 2023 £’000	Six months ended June 30, 2022 £’000

Interest on convertible loan notes	(1,004)	(1,567)
Interest on lease liabilities	(79)	(113)
Discounting of provisions for deferred contingent cash consideration	(395)	(163)
Other	(20)	(16)

Total	(1,498)	(1,859)

Summary of Changes In The Fair Value Of Financial Instruments
Changes in the fair value of financial instruments

	Six months ended June 30, 2023 £’000	Six months ended June 30, 2022 £’000

Changes in the fair value of warrants – private placement	402	1,091
Changes in the fair value of warrants – bank loan	(37)	119

Total	365	1,210